Distribution Date:	10/11/24	COMM 2015-CCRE23 Mortgage Trust
Determination Date:	10/07/24
Next Distribution Date:	11/13/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE23

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Current Mortgage Loan and Property Stratification	9-13		partnership

Mortgage Loan Detail (Part 1)	14-16		Steve.Luther@mountstreet.com		Special.servicing@mountstreet.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 2)	17-19
		Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	20
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	26	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Controlling Class	Deer Park Road Management Company, LP
Interest Shortfall Detail - Collateral Level	29	Representative
Supplemental Notes	30		KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593AAW5	1.536000%	53,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593AAX3	2.852000%	168,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593AAY1	3.257000%	85,300,000.00	4,991,516.22	1,713,134.46	13,547.81	0.00	0.00	1,726,682.27	3,278,381.76	42.82%	30.00%
A-3	12593AAZ8	3.230000%	270,000,000.00	127,462,952.37	1,519,733.12	343,087.78	0.00	0.00	1,862,820.90	125,943,219.25	42.82%	30.00%
A-4	12593ABA2	3.497000%	381,594,000.00	381,594,000.00	0.00	1,112,028.51	0.00	0.00	1,112,028.51	381,594,000.00	42.82%	30.00%
A-M	12593ABC8	3.801000%	101,016,000.00	101,016,000.00	0.00	319,968.18	0.00	0.00	319,968.18	101,016,000.00	31.51%	22.63%
B	12593ABD6	4.183000%	92,797,000.00	92,797,000.00	0.00	323,474.88	0.00	0.00	323,474.88	92,797,000.00	21.12%	15.85%
C	12593ABE4	4.332463%	61,295,000.00	61,295,000.00	0.00	221,298.62	0.00	0.00	221,298.62	61,295,000.00	14.26%	11.38%
D	12593ABF1	4.332463%	58,212,000.00	58,212,000.00	0.00	210,167.80	0.00	0.00	210,167.80	58,212,000.00	7.75%	7.13%
E	12593AAJ4	3.234000%	27,394,000.00	27,394,000.00	0.00	73,826.83	0.00	0.00	73,826.83	27,394,000.00	4.68%	5.13%
F*	12593AAL9	4.332463%	29,107,000.00	29,107,000.00	0.00	89,540.81	0.00	0.00	89,540.81	29,107,000.00	1.42%	3.00%
G	12593AAN5	4.332463%	41,091,186.00	12,721,189.22	0.00	0.00	0.00	16,317.50	0.00	12,704,871.72	0.00%	0.00%
CM-A	12593AAE5	2.918000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	91.38%
CM-B	12593ABL8	0.000000%	84,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	69.63%
CM-C	12593ABN4	0.000000%	87,381,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.13%
CM-D	12593ABQ7	0.000000%	121,483,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.87%
CM-E	12593ABS3	0.000000%	61,636,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12593AAQ8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593AAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593AAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,758,206,186.03	896,590,657.81	3,232,867.58	2,706,941.22	0.00	16,317.50	5,939,808.80	893,341,472.73

X-A	12593ABB0	0.842815%	1,059,810,000.00	615,064,468.59	0.00	431,987.95	0.00	0.00	431,987.95	611,831,601.01

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-B	12593AAA3	0.090010%	154,092,000.00	154,092,000.00	0.00	11,558.13	0.00	0.00	11,558.13	154,092,000.00
X-C	12593AAC9	0.000000%	58,212,000.00	58,212,000.00	0.00	0.00	0.00	0.00	0.00	58,212,000.00
X-D	12593AAG0	1.098463%	27,394,000.00	27,394,000.00	0.00	25,076.09	0.00	0.00	25,076.09	27,394,000.00
CM-X-CP	12593ABG9	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	12593ABJ3	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,366,508,000.00	854,762,468.59	0.00	468,622.17	0.00	0.00	468,622.17	851,529,601.01

Deal Distribution Total					3,232,867.58	3,175,563.39	0.00	16,317.50	6,408,430.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593AAY1	58.51718898	20.08363962	0.15882544	0.00000000	0.00000000	0.00000000	0.00000000	20.24246506	38.43354936
A-3	12593AAZ8	472.08500878	5.62864119	1.27069548	0.00000000	0.00000000	0.00000000	0.00000000	6.89933667	466.45636759
A-4	12593ABA2	1,000.00000000	0.00000000	2.91416665	0.00000000	0.00000000	0.00000000	0.00000000	2.91416665	1,000.00000000
A-M	12593ABC8	1,000.00000000	0.00000000	3.16750000	0.00000000	0.00000000	0.00000000	0.00000000	3.16750000	1,000.00000000
B	12593ABD6	1,000.00000000	0.00000000	3.48583338	0.00000000	0.00000000	0.00000000	0.00000000	3.48583338	1,000.00000000
C	12593ABE4	1,000.00000000	0.00000000	3.61038617	0.00000000	0.00000000	0.00000000	0.00000000	3.61038617	1,000.00000000
D	12593ABF1	1,000.00000000	0.00000000	3.61038617	0.00000000	0.00000000	0.00000000	0.00000000	3.61038617	1,000.00000000
E	12593AAJ4	1,000.00000000	0.00000000	2.69500000	0.00000000	0.00000000	0.00000000	0.00000000	2.69500000	1,000.00000000
F	12593AAL9	1,000.00000000	0.00000000	3.07626379	0.53412203	1.71641426	0.00000000	0.00000000	3.07626379	1,000.00000000
G	12593AAN5	309.58437705	0.00000000	0.00000000	1.11771926	108.01720057	0.00000000	0.39710462	0.00000000	309.18727242
CM-A	12593AAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-B	12593ABL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-C	12593ABN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-D	12593ABQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-E	12593ABS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12593AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593ABB0	580.35352430	0.00000000	0.40760886	0.00000000	0.00000000	0.00000000	0.00000000	0.40760886	577.30310245
X-B	12593AAA3	1,000.00000000	0.00000000	0.07500798	0.00000000	0.00000000	0.00000000	0.00000000	0.07500798	1,000.00000000
X-C	12593AAC9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593AAG0	1,000.00000000	0.00000000	0.91538622	0.00000000	0.00000000	0.00000000	0.00000000	0.91538622	1,000.00000000
CM-X-CP	12593ABG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-X-EXT	12593ABJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	13,547.81	0.00	13,547.81	0.00	0.00	0.00	13,547.81	0.00
A-3	09/01/24 - 09/30/24	30	0.00	343,087.78	0.00	343,087.78	0.00	0.00	0.00	343,087.78	0.00
A-4	09/01/24 - 09/30/24	30	0.00	1,112,028.51	0.00	1,112,028.51	0.00	0.00	0.00	1,112,028.51	0.00
X-A	09/01/24 - 09/30/24	30	0.00	431,987.95	0.00	431,987.95	0.00	0.00	0.00	431,987.95	0.00
X-B	09/01/24 - 09/30/24	30	0.00	11,558.13	0.00	11,558.13	0.00	0.00	0.00	11,558.13	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/24 - 09/30/24	30	0.00	25,076.09	0.00	25,076.09	0.00	0.00	0.00	25,076.09	0.00
A-M	09/01/24 - 09/30/24	30	0.00	319,968.18	0.00	319,968.18	0.00	0.00	0.00	319,968.18	0.00
B	09/01/24 - 09/30/24	30	0.00	323,474.88	0.00	323,474.88	0.00	0.00	0.00	323,474.88	0.00
C	09/01/24 - 09/30/24	30	0.00	221,298.62	0.00	221,298.62	0.00	0.00	0.00	221,298.62	0.00
D	09/01/24 - 09/30/24	30	0.00	210,167.80	0.00	210,167.80	0.00	0.00	0.00	210,167.80	0.00
E	09/01/24 - 09/30/24	30	0.00	73,826.83	0.00	73,826.83	0.00	0.00	0.00	73,826.83	0.00
F	09/01/24 - 09/30/24	30	34,412.98	105,087.51	0.00	105,087.51	15,546.69	0.00	0.00	89,540.81	49,959.67
G	09/01/24 - 09/30/24	30	4,392,626.47	45,928.41	0.00	45,928.41	45,928.41	0.00	0.00	0.00	4,438,554.88
CM-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-CP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,427,039.45	3,237,038.50	0.00	3,237,038.50	61,475.10	0.00	0.00	3,175,563.39	4,488,514.55

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	6,408,430.97	Beginning Reserve Account Balance	0.00
Pooled Available Funds	6,408,430.96	Deposit Amount	0.00
Non-Pooled Available Funds	0.00	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,252,915.34	Master Servicing Fee	11,631.97
Interest Reductions due to Nonrecoverability Determination	(25,778.97)	Certificate Administrator Fee	2,330.34
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	373.58
ARD Interest	0.00	Operating Advisor Fee	1,094.17
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,227,136.37	Total Fees	15,640.05

Principal		Expenses/Reimbursements
Scheduled Principal	1,612,055.11	Reimbursement for Interest on Advances	(6.48)
Unscheduled Principal Collections		ASER Amount	26,078.70
Principal Prepayments	1,637,129.97	Special Servicing Fees (Monthly)	7,559.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(16,317.50)	Special Servicing Fees (Work Out)	2,301.51
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,232,867.58	Total Expenses/Reimbursements	35,932.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,175,563.39
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,232,867.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,408,430.97
Total Funds Collected	6,460,003.95	Total Funds Distributed	6,460,003.90

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	896,590,657.81	896,590,657.81	Beginning Certificate Balance	896,590,657.81
(-) Scheduled Principal Collections	1,612,055.11	1,612,055.11	(-) Principal Distributions	3,232,867.58
(-) Unscheduled Principal Collections	1,637,129.97	1,637,129.97	(-) Realized Losses	16,317.50
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	16,317.50
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	16,317.50	16,317.50	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	893,341,472.73	893,341,472.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	898,192,511.38	898,192,511.38	Ending Certificate Balance	893,341,472.73
Ending Actual Collateral Balance	895,022,454.08	895,022,454.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	23	297,137,539.13	33.26%	6	4.3427	NAP	Defeased	23	297,137,539.13	33.26%	6	4.3427	NAP
7,499,999 or less	22	83,661,390.42	9.36%	6	4.4259	1.763068	1.39 or less	11	178,489,664.59	19.98%	6	4.5967	0.824807
7,500,000 to 14,999,999	10	105,399,774.53	11.80%	5	4.3838	1.752811	1.40 to 1.44	1	4,228,120.60	0.47%	7	4.1500	1.420000
15,000,000 to 24,999,999	8	152,824,760.06	17.11%	6	4.2138	1.672405	1.45 to 1.54	6	90,593,196.35	10.14%	6	4.2935	1.474613
25,000,000 to 49,999,999	5	174,318,008.59	19.51%	5	4.6083	1.567222	1.55 to 1.99	11	60,765,011.62	6.80%	6	4.4860	1.760268
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	10	83,294,717.48	9.32%	6	4.4417	2.218438
75,000,000 or greater	1	80,000,000.00	8.96%	3	3.9850	2.640000	2.50 to 2.99	4	144,953,914.82	16.23%	4	4.0209	2.646190
Totals	69	893,341,472.73	100.00%	5	4.3531	1.683458	3.00 or greater	3	33,879,308.14	3.79%	4	4.3102	3.249496
							Totals	69	893,341,472.73	100.00%	5	4.3531	1.683458
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	52	297,137,539.13	33.26%	6	4.3427	NAP	South Dakota	2	3,803,126.83	0.43%	6	4.4500	1.645317
Alabama	3	1,418,080.94	0.16%	2	4.4500	1.460000	Tennessee	6	2,928,645.42	0.33%	2	4.4500	1.460000
Arkansas	4	2,135,136.65	0.24%	2	4.4500	1.460000	Texas	3	25,258,006.14	2.83%	7	4.3348	2.614334
California	10	269,109,666.96	30.12%	5	4.2535	1.929551	Virginia	1	6,113,902.91	0.68%	5	4.1100	1.790000
Colorado	1	1,982,449.21	0.22%	6	4.7100	1.520000	Wisconsin	1	641,219.21	0.07%	2	4.4500	1.460000
Connecticut	1	3,750,000.00	0.42%	6	3.9315	2.540000	Totals	139	893,341,472.73	100.00%	5	4.3531	1.683458
Delaware	1	20,754,751.98	2.32%	3	4.2100	3.070000
									Property Type³
Florida	4	45,445,394.85	5.09%	5	5.1111	1.606168
Georgia	3	19,349,685.73	2.17%	4	4.3796	1.382134		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	11	20,621,407.83	2.31%	5	4.3882	0.613854		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	1,370,606.05	0.15%	2	4.4500	1.460000	Defeased	52	297,137,539.13	33.26%	6	4.3427	NAP
Iowa	2	13,887,631.31	1.55%	6	4.8415	1.630000	Industrial	2	8,878,542.68	0.99%	5	4.1474	1.883415
Kansas	1	521,607.16	0.06%	2	4.4500	1.460000	Lodging	6	51,569,207.20	5.77%	6	4.7036	2.204049
Kentucky	2	1,017,318.93	0.11%	2	4.4500	1.460000	Mixed Use	3	37,896,187.37	4.24%	7	4.2822	2.597206
Maryland	1	7,751,198.35	0.87%	4	4.5100	1.720000	Mobile Home Park	3	10,314,400.83	1.15%	6	4.1754	1.559588
Michigan	3	35,651,146.17	3.99%	7	4.1303	1.196879	Multi-Family	12	113,356,042.88	12.69%	6	4.5920	1.462218
Minnesota	3	2,262,000.00	0.25%	6	5.1660	1.971264	Office	19	273,550,572.66	30.62%	4	4.1659	1.866129
Mississippi	1	9,858,616.96	1.10%	7	4.1935	2.030000	Retail	42	100,638,979.99	11.27%	5	4.5068	1.501418
Missouri	4	4,754,281.34	0.53%	5	4.9030	1.625657	Totals	139	893,341,472.73	100.00%	5	4.3531	1.683458
Nebraska	1	525,923.06	0.06%	2	4.4500	1.460000
Nevada	1	14,626,992.58	1.64%	6	4.2085	2.220000
New York	3	27,077,856.95	3.03%	6	4.5325	1.244792
Ohio	7	36,674,345.61	4.11%	6	4.2053	1.528290
Oklahoma	2	900,173.11	0.10%	2	4.4500	1.460000
Oregon	2	16,012,761.36	1.79%	6	4.2437	1.953683

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	297,137,539.13	33.26%	6	4.3427	NAP	Defeased	23	297,137,539.13	33.26%	6	4.3427	NAP
	4.4999% or less	30	449,812,615.23	50.35%	5	4.1782	1.852981	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	55,779,633.34	6.24%	6	4.6142	2.213361	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	10	90,611,685.03	10.14%	5	5.0949	1.272151	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	893,341,472.73	100.00%	5	4.3531	1.683458	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	46	596,203,933.60	66.74%	5	4.3583	1.798422
								Totals	69	893,341,472.73	100.00%	5	4.3531	1.683458
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	297,137,539.13	33.26%	6	4.3427	NAP	Defeased	23	297,137,539.13	33.26%	6	4.3427	NAP
	60 months or less	46	596,203,933.60	66.74%	5	4.3583	1.798422	Interest Only	9	152,598,500.00	17.08%	4	4.0851	2.510411
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	37	443,605,433.60	49.66%	6	4.4523	1.553501
115 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	893,341,472.73	100.00%	5	4.3531	1.683458	Totals	69	893,341,472.73	100.00%	5	4.3531	1.683458
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	23	297,137,539.13	33.26%	6	4.3427	NAP			No outstanding loans in this group
Underwriter's Information		1	1,982,449.21	0.22%	6	4.7100	1.520000
	12 months or less	41	560,060,407.07	62.69%	5	4.3589	1.832871
	13 months to 24 months	4	34,161,077.32	3.82%	6	4.3268	1.249797
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	893,341,472.73	100.00%	5	4.3531	1.683458
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A2	30309164	OF	West Hollywood	CA	Actual/360	3.985%	265,666.67	0.00	0.00	N/A	01/06/25	--	80,000,000.00	80,000,000.00	10/06/24
01A3	30309165				Actual/360	3.985%	132,833.33	0.00	0.00	N/A	01/06/25	--	40,000,000.00	40,000,000.00	10/06/24
3	30309161	MF	Various	Various	Actual/360	4.430%	313,408.60	168,019.52	0.00	N/A	04/06/25	--	84,896,235.13	84,728,215.61	10/06/24
6	30309174	OF	Van Nuys	CA	Actual/360	4.325%	155,196.77	86,521.06	0.00	N/A	04/06/25	--	43,060,375.07	42,973,854.01	10/06/24
7	30309144	MF	Jacksonville	FL	Actual/360	5.375%	151,085.29	72,903.21	0.00	N/A	03/06/25	--	33,730,668.38	33,657,765.17	10/06/24
8	30309208	LO	San Diego	CA	Actual/360	4.672%	118,170.73	71,558.80	0.00	N/A	04/06/25	--	30,350,123.22	30,278,564.42	10/06/24
9	30309171	RT	Lake Arrowhead	CA	Actual/360	4.950%	113,316.44	62,827.66	0.00	N/A	03/06/25	--	27,470,652.65	27,407,824.99	10/06/24
10	30295203	OF	Portland	ME	Actual/360	4.269%	95,640.49	72,628.29	0.00	N/A	04/06/25	--	26,884,186.24	26,811,557.95	10/06/24
11	30309215	MF	Los Angeles	CA	Actual/360	4.660%	113,599.69	0.00	0.00	N/A	05/06/25	--	29,250,000.00	29,250,000.00	10/06/24
12	30309162	SS	Various	Various	Actual/360	4.220%	81,437.34	47,236.27	0.00	N/A	04/06/25	--	23,157,538.37	23,110,302.10	10/06/24
13	30309211	MU	Fort Worth	TX	Actual/360	4.240%	75,106.51	52,645.70	0.00	N/A	05/06/25	--	21,256,560.52	21,203,914.82	10/06/24
14	30295373	MF	Novi	MI	Actual/360	3.940%	66,441.68	52,049.00	0.00	N/A	05/06/25	--	20,236,043.48	20,183,994.48	10/06/24
15	30309148	OF	Wilmington	DE	Actual/360	4.210%	72,987.94	49,412.31	0.00	N/A	01/01/25	--	20,804,164.29	20,754,751.98	10/01/24
16	30309176	MF	Various	Various	Actual/360	4.223%	75,737.44	46,860.00	0.00	N/A	04/06/25	--	21,518,865.06	21,472,005.06	10/06/24
17	30295280	MF	Washington	DC	Actual/360	4.417%	73,197.12	34,676.13	0.00	N/A	04/06/25	--	19,888,269.65	19,853,593.52	10/06/24
18	30309183	RT	Cuyahoga Falls	OH	Actual/360	4.200%	60,011.81	42,681.80	0.00	N/A	05/06/25	--	17,146,231.38	17,103,549.58	10/06/24
21	30309188	Various Champaign		IL	Actual/360	4.350%	60,871.41	38,690.95	0.00	N/A	03/06/25	--	16,792,112.73	16,753,421.78	05/06/22
22	30309216	OF	San Francisco	CA	Actual/360	4.130%	59,847.32	35,928.38	0.00	N/A	04/06/25	--	17,389,050.74	17,353,122.36	10/06/24
23	30309202	OF	New York	NY	Actual/360	4.450%	66,750.00	0.00	0.00	N/A	04/06/25	--	18,000,000.00	18,000,000.00	10/06/24
24	30309175	RT	Las Vegas	NV	Actual/360	4.208%	51,426.74	36,685.67	0.00	N/A	04/06/25	--	14,663,678.25	14,626,992.58	10/06/24
25	30309177	IN	Las Vegas	NV	Actual/360	3.900%	47,223.16	35,318.78	0.00	N/A	04/06/25	--	14,530,203.57	14,494,884.79	10/06/24
26	30309201	MF	West Des Moines	IA	Actual/360	4.841%	56,176.35	36,074.04	0.00	N/A	04/06/25	--	13,923,705.35	13,887,631.31	10/06/24
27	30309182	MF	Topeka	KS	Actual/360	4.330%	49,570.06	33,636.10	0.00	N/A	05/06/25	--	13,737,659.93	13,704,023.83	10/06/24
28	30309212	RT	Various	Various	Actual/360	4.450%	54,542.62	26,052.38	0.00	N/A	12/06/24	--	14,708,122.52	14,682,070.14	10/06/24
29	30309146	MH	West Palm Beach	FL	Actual/360	3.930%	46,015.65	26,531.14	0.00	N/A	03/01/25	--	14,050,578.74	14,024,047.60	10/01/24
30	30309154	MH	Belleville	MI	Actual/360	4.170%	40,921.25	27,783.51	0.00	N/A	03/01/25	--	11,775,898.44	11,748,114.93	10/01/24
31	30295233	MF	Gresham	OR	Actual/360	4.370%	38,492.09	23,881.71	0.00	N/A	04/06/25	--	10,569,911.61	10,546,029.90	10/06/24
32	30309191	OF	Pomona	CA	Actual/360	4.100%	31,893.30	23,674.51	0.00	N/A	04/06/25	--	9,334,624.07	9,310,949.56	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	30309214	MF	Starkville	MS	Actual/360	4.194%	34,517.69	18,866.00	0.00	N/A	05/06/25	--	9,877,482.96	9,858,616.96	10/06/24
35	30309145	MU	Royal Oak	MI	Actual/360	4.250%	31,571.56	22,049.89	0.00	N/A	05/06/25	--	8,914,322.44	8,892,272.55	10/06/24
36	30309217	OF	San Diego	CA	Actual/360	4.300%	24,788.04	25,582.06	0.00	N/A	04/06/25	--	6,917,592.92	6,892,010.86	10/06/24
37	30309184	OF	Brookhaven	GA	Actual/360	4.350%	29,218.75	16,331.03	0.00	N/A	02/06/25	--	8,060,344.21	8,044,013.18	09/06/24
38	30295167	IN	St Louis	MO	Actual/360	4.700%	29,662.79	17,792.57	0.00	N/A	04/06/25	--	7,573,477.55	7,555,684.98	10/06/24
39	30309167	RT	Hillcrest Heights	MD	Actual/360	4.510%	29,193.46	16,461.71	0.00	N/A	02/06/25	--	7,767,660.06	7,751,198.35	10/06/24
40	30295168	OF	Utica	MI	Actual/360	4.553%	25,003.32	15,781.44	0.00	N/A	04/06/25	--	6,590,660.58	6,574,879.14	10/06/24
42	30309209	RT	Denver	CO	Actual/360	4.200%	25,335.98	13,051.87	0.00	N/A	04/06/25	--	7,238,850.43	7,225,798.56	10/06/24
43	30309185	OF	Atlanta	GA	Actual/360	4.350%	25,067.45	14,010.78	0.00	N/A	02/06/25	--	6,915,158.39	6,901,147.61	02/06/24
44	30309172	MU	San Diego	CA	Actual/360	4.434%	28,817.75	0.00	0.00	N/A	04/06/25	--	7,800,000.00	7,800,000.00	10/06/24
46	30309158	LO	Brentwood	TN	Actual/360	4.200%	19,407.18	21,013.49	0.00	N/A	02/06/25	--	5,544,909.20	5,523,895.71	10/06/24
47	30309203	LO	Poughkeepsie	NY	Actual/360	4.900%	0.00	0.00	0.00	N/A	04/06/25	--	6,313,217.18	6,313,217.18	12/06/20
50	30309168	IN	Manassas	VA	Actual/360	4.110%	20,983.82	12,759.74	0.00	N/A	03/06/25	--	6,126,662.65	6,113,902.91	10/06/24
51	30309156	MH	Damascus	OR	Actual/360	4.000%	18,269.36	14,075.53	0.00	N/A	04/01/25	--	5,480,806.99	5,466,731.46	10/01/24
52	30309169	LO	Titusville	FL	Actual/360	4.520%	20,104.45	12,907.38	0.00	N/A	03/06/25	--	5,337,463.54	5,324,556.16	10/06/24
55	30309210	RT	Limerick Township	PA	Actual/360	4.333%	18,428.15	10,883.70	0.00	N/A	05/06/25	--	5,103,571.40	5,092,687.70	10/06/24
56	30295155	SS	Rockledge	FL	Actual/360	4.664%	18,146.79	10,259.40	0.00	N/A	04/06/25	--	4,668,986.53	4,658,727.13	10/06/24
57	30309159	MF	Cincinnati	OH	Actual/360	4.200%	15,356.59	11,050.34	0.00	N/A	03/06/25	--	4,387,595.77	4,376,545.43	10/06/24
58	30309152	MH	Phoenix	AZ	Actual/360	4.290%	15,504.57	10,939.65	0.00	N/A	01/01/25	--	4,336,941.55	4,326,001.90	10/01/24
59	30309179	RT	Thousand Oaks	CA	Actual/360	4.150%	14,658.97	10,618.40	0.00	N/A	05/06/25	--	4,238,739.00	4,228,120.60	10/06/24
60	30309160	RT	McDonough	GA	Actual/360	4.480%	16,479.42	9,604.26	0.00	N/A	04/06/25	--	4,414,129.20	4,404,524.94	10/06/24
61	30295228	SS	Naples	FL	Actual/360	4.530%	15,643.75	9,271.25	0.00	N/A	04/06/25	--	4,144,038.69	4,134,767.44	10/06/24
62	30309181	MF	Las Vegas	NV	Actual/360	4.105%	12,612.92	9,289.11	0.00	N/A	05/06/25	--	3,687,090.82	3,677,801.71	10/06/24
63	30309192	LO	Sioux Falls	SD	Actual/360	4.450%	12,491.17	12,283.15	0.00	N/A	04/06/25	--	3,368,406.21	3,356,123.06	10/06/24
64	30309178	LO	Marshall	TX	Actual/360	4.750%	12,979.88	11,535.17	0.00	N/A	05/06/25	--	3,279,126.49	3,267,591.32	10/06/24
65	30295184	OF	Chicago	IL	Actual/360	4.553%	14,704.00	7,011.94	0.00	N/A	04/06/25	--	3,874,998.00	3,867,986.06	10/06/24
66	30309190	RT	Gallipolis	OH	Actual/360	4.080%	11,961.05	7,320.51	0.00	N/A	04/06/25	--	3,517,955.43	3,510,634.92	10/06/24
67	30309198	LO	Blue Springs	MO	Actual/360	5.161%	13,071.31	10,095.02	0.00	N/A	04/06/25	--	3,039,250.08	3,029,155.06	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
68	30309213	MF	Clinton	MS	Actual/360	4.173%	12,233.79	6,738.61	0.00	N/A	05/06/25	--	3,517,561.83	3,510,823.22	10/06/24
69	30309153	MH	Alexandria	KY	Actual/360	4.150%	10,907.57	8,050.46	0.00	N/A	02/01/25	--	3,153,995.26	3,145,944.80	10/01/24
70	30309173	MF	Norwalk	CT	Actual/360	3.932%	12,285.94	0.00	0.00	N/A	04/06/25	--	3,750,000.00	3,750,000.00	10/06/24
71	30295116	IN	Syracuse	NY	Actual/360	4.230%	9,781.77	10,329.25	0.00	N/A	04/06/25	--	2,774,969.02	2,764,639.77	10/06/24
72	30294958	LO	Conway	SC	Actual/360	4.650%	10,527.41	9,790.30	0.00	N/A	03/06/25	--	2,716,749.92	2,706,959.62	10/06/24
73	30309157	MH	Colton	CA	Actual/360	4.140%	9,909.87	7,204.77	0.00	N/A	05/01/25	--	2,872,424.93	2,865,220.16	10/01/24
76	30309151	MH	Apache Junction	AZ	Actual/360	4.470%	8,354.22	5,530.65	0.00	N/A	01/01/25	--	2,242,742.85	2,237,212.20	10/01/24
77	30309155	MH	Monument	CO	Actual/360	4.710%	7,799.41	4,662.33	0.00	N/A	04/01/25	--	1,987,111.54	1,982,449.21	10/01/24
78	30309149	MH	Phoenix	AZ	Actual/360	4.650%	6,343.88	1,637,129.97	0.00	N/A	12/01/24	--	1,637,129.97	0.00	10/01/24
79	30309180	RT	Plano	TX	Actual/360	4.166%	4,320.75	4,626.43	0.00	N/A	05/06/25	--	1,244,574.83	1,239,948.40	10/06/24
80	30309200	RT	Paynesville	MN	Actual/360	5.166%	3,469.83	0.00	0.00	03/06/25	03/06/35	--	806,000.00	806,000.00	10/06/24
81	30309205	RT	Yorktown	TX	Actual/360	5.166%	3,385.88	0.00	0.00	04/06/25	04/06/35	--	786,500.00	786,500.00	10/06/24
82	30309206	RT	St Francis	MN	Actual/360	5.166%	3,162.02	0.00	0.00	04/06/25	04/06/35	--	734,500.00	734,500.00	10/06/24
83	30309207	RT	Battle Lake	MN	Actual/360	5.166%	3,106.06	0.00	0.00	04/06/25	04/06/35	--	721,500.00	721,500.00	10/06/24
Totals							3,227,136.37	3,249,185.08	0.00				896,590,657.81	893,341,472.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A2	23,112,257.41	22,797,074.13	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
01A3	23,112,257.41	22,797,074.13	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	2,069,941.21	1,789,157.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,377,616.55	3,333,983.18	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,578,914.05	5,970,553.71	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,355,342.38	2,755,391.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	10,245,595.11	3,218,322.18	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	867,364.48	1,431,301.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,184,792.61	1,180,811.54	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,355,963.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,959,198.70	1,927,141.48	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	690,564.63	0.00	--	--	05/06/24	3,949,624.41	72,934.75	85,115.90	2,812,249.52	449,382.12	0.00
22	2,334,160.00	1,756,957.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,165,591.56	1,239,563.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,320,706.98	2,475,139.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,828,309.23	1,894,816.32	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	10,618,573.09	2,654,643.60	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,617,283.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	519,594.63	126,395.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	1,414,287.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,132,356.28	2,699,440.26	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,025,870.33	1,166,524.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	428,634.13	643,931.94	01/01/24	06/30/24	--	0.00	0.00	45,516.20	45,516.20	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,068,273.32	250,018.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	477,248.71	442,353.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	856,399.00	0.00	--	--	10/07/24	2,351,145.68	27,820.62	30,505.19	284,570.27	0.00	0.00
44	967,972.67	1,066,257.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	174,626.03	0.00	--	--	09/06/24	1,903,691.74	46,589.03	(265.16)	1,407,134.57	947,443.21	0.00
50	853,834.80	193,033.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	586,697.60	671,660.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,761,405.77	1,884,711.21	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	536,188.84	114,271.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	355,554.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	598,319.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	755,094.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	380,977.59	492,363.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	538,431.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	565,553.27	0.00	--	--	10/07/24	759,812.52	3,264.66	19,875.33	135,655.45	13,590.47	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	375,319.37	385,429.87	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	630,405.93	614,589.79	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	271,646.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	167,917.95	225,255.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	89,013.72	89,013.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
81	78,483.14	78,192.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
82	79,303.56	79,303.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
83	69,317.60	68,970.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	112,553,160.17	88,513,648.03				8,964,274.35	150,609.06	180,747.46	4,685,126.01	1,410,415.80	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
78	30309149	1,637,129.97	Payoff Prior to Maturity	0.00	0.00
Totals		1,637,129.97		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/11/24	0	0.00	0	0.00	4	32,996,941.63	1	5,523,895.71	2	23,066,638.96	0	0.00	0	0.00	1	1,637,129.97	4.353103%	4.331835%	5
09/12/24	0	0.00	0	0.00	4	33,059,738.38	1	5,544,909.20	2	23,105,329.91	0	0.00	0	0.00	1	90,000,000.00	4.353713%	4.332463%	6
08/12/24	0	0.00	0	0.00	4	33,119,006.07	1	5,565,202.39	2	23,141,855.00	0	0.00	0	0.00	1	6,011,835.30	4.286030%	4.265767%	7
07/12/24	0	0.00	1	3,058,440.67	3	30,119,605.25	1	5,585,422.45	2	23,178,243.78	0	0.00	0	0.00	1	6,587,511.19	4.288386%	4.268180%	8
06/12/24	0	0.00	1	3,068,410.28	3	30,171,758.63	1	5,606,221.35	2	23,216,531.63	0	0.00	0	0.00	0	0.00	4.290273%	4.270128%	9
05/10/24	0	0.00	1	6,968,203.50	2	23,252,641.73	2	5,626,293.59	2	23,252,641.73	0	0.00	0	0.00	1	0.00	4.290431%	4.270284%	10
04/12/24	1	6,981,972.08	0	0.00	2	23,290,660.86	2	23,092,356.58	2	23,290,660.86	0	0.00	0	0.00	0	0.00	4.306955%	4.286630%	10
03/12/24	0	0.00	0	0.00	2	23,326,494.32	2	23,112,282.05	2	23,326,494.32	0	0.00	0	0.00	0	0.00	4.307084%	4.286756%	11
02/12/24	0	0.00	0	0.00	2	23,366,299.84	2	23,133,458.15	1	6,313,217.18	0	0.00	0	0.00	0	0.00	4.307232%	4.286901%	12
01/12/24	0	0.00	0	0.00	2	23,401,851.03	2	23,153,235.51	1	6,313,217.18	0	0.00	0	0.00	0	0.00	4.307359%	4.287026%	13
12/12/23	0	0.00	0	0.00	2	23,450,116.21	2	23,172,941.60	1	6,326,063.85	0	0.00	0	0.00	0	0.00	4.307492%	4.287156%	14
11/10/23	0	0.00	0	0.00	2	23,501,120.45	2	23,193,244.84	1	6,339,715.82	0	0.00	0	0.00	0	0.00	4.307635%	4.287296%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	30309188	05/06/22	28	6	85,115.90	2,812,249.52	584,916.77	17,792,730.10	04/23/21	7			02/27/24
37	30309184	09/06/24	0	B	45,516.20	45,516.20	0.00	8,060,344.21	09/16/24	98
43	30309185	02/06/24	7	6	30,505.19	284,570.27	20,588.82	7,009,365.02	10/18/23	98
47	30309203	12/06/20	45	6	(265.16)	1,407,134.57	1,420,346.45	6,771,712.71	12/14/20	7			12/07/22
67	30309198	04/06/24	5	6	19,875.33	135,655.45	47,362.86	3,087,784.12	06/07/24	98
Totals					180,747.46	4,685,126.01	2,073,214.90	42,721,936.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		746,214,407	707,693,570	9,930,303		28,590,535
7 - 12 Months		144,078,565	144,078,565	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,048,500	3,048,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	893,341,473	860,344,531	0	0	9,930,303	23,066,639
Sep-24	896,590,658	863,530,919	0	0	9,954,408	23,105,330
Aug-24	988,114,453	954,995,447	0	0	9,977,151	23,141,855
Jul-24	995,644,344	962,466,298	0	3,058,441	6,941,361	23,178,244
Jun-24	1,003,847,497	970,607,329	0	3,068,410	6,955,227	23,216,532
May-24	1,005,384,473	975,163,628	0	6,968,204	0	23,252,642
Apr-24	1,024,449,756	976,731,716	6,981,972	0	0	40,736,068
Mar-24	1,025,974,830	985,202,929	0	0	0	40,771,901
Feb-24	1,027,672,327	986,860,621	0	0	17,053,083	23,758,624
Jan-24	1,029,185,251	988,337,993	0	0	17,088,634	23,758,624
Dec-23	1,030,705,319	989,809,796	0	0	17,124,052	23,771,470
Nov-23	1,032,310,158	991,363,631	0	0	17,161,405	23,785,122
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	30309188	16,753,421.78	17,792,730.10	16,400,000.00	04/04/24	401,427.63	0.34000	12/31/23	03/06/25	246
37	30309184	8,044,013.18	8,060,344.21	13,800,000.00	11/24/14	473,499.94	0.87000	06/30/24	02/06/25	246
43	30309185	6,901,147.61	7,009,365.02	5,000,000.00	05/23/24	856,399.00	2.14000	12/31/23	02/06/25	246
47	30309203	6,313,217.18	6,771,712.71	8,900,000.00	06/18/24	42,910.15	0.09000	06/30/23	04/06/25	245
67	30309198	3,029,155.06	3,087,784.12	4,600,000.00	02/11/21	477,647.99	1.72000	12/31/23	04/06/25	185
Totals		41,040,954.81	42,721,936.16	48,700,000.00		2,251,884.71

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	30309188	Various	IL	04/23/21	7

8/6/2024 - 08.01.2024: The loan transferred to Special Servicing on 4/23/21 due to monetary default and a receiver appointed on 6/25/21. Fee-simple title transferred to the Trust via consented foreclosure on 2/27/2024. The portfolio consists of two retail strip centers totaling 38,517 sf and eight one-story office buildings totaling 161,674 sf, located in Champaign, IL. A new property manager appointed as of the foreclosure date. As of July 2024, the retail portfolio was 61.4% occupied

	and the office portfolio was 45.6% occupied. Special Servicer is reviewing an un-solicited offer to purchase 2302 Fox Drive from an end-user.

37	30309184	OF	GA	09/16/24	98
	9/16/24 The Loan is transferring to the Special Servicer, Mount Street, due to Imminent Monetary Default (excluding maturity or single tenant bankruptcy). PK

43	30309185	OF	GA	10/18/23	98

10/7/2024 - 10.01.24: Loan transferred to SS on 10/18/23, following notice that a key tenant would vacate on 1/1/24, impairing Borrower’s ability to cover debt service. Collateral is fee simple interest in a 7-story office building (99,655 NRA)

located in Atlanta, GA. Based on recent inspection the property is reported as being in good condition without deferred maintenance. Special Servicer provided Borrower with a Pre-Negotiation Agreement on 11/21/23, though Borrower did not execute until 4/15/24. The largest tenant (33,169 sf) vacated on 1/1/24, following which occupancy fell to 29%. At this occupancy, Property is expected to have an annualized OpEx shortfall of ~ $300k. With payment default in March 2024, an event of default notice was issued on 4/3/2 4. SS was in discussion with the Borrower over potential terms for a modification while continuing to pursue rights and remedies, as applicable. Borrower has withdrawn from this discussions and SS is

	in process of having a receiver appointed. In parallel, the Borrower has listed the property for sale and is in the process of marketing the asset through Newmark.

47	30309203	LO	NY	12/14/20	7

"10/7/2024 - 10.01.24: Loan transferred to SS on 12/14/20. Collateral is fee simple interest in a 4-story, 121-room limited service Holiday Inn Express. The hotel is on a 3.8 acre site in Poughkeepsie, NY, built in 1967 as a Holiday Inn and converted to the HIX brand in 1992. The outdoor pool is not operational and the flag agreed to retire this seasonal amenity. After monetary default, collateral enforcement via foreclosure resulted in a Judgement of Foreclosure and Sale (recorded on 4/22/22). The foreclosure sale was on 8/19/22 and lender successfully credit bid, with the deed transferred to the trust via an SPE on 12/7/22. IHG was retained as franchisor. Driftwood Hospitality, the receiver, was retained as Property

Manager, and continues to work through brand/capital items, in addition to a COO PIP recently obtained from IHG. In Q2 2024, YTD occupancy increased to 47.5% and ADRs increased to $130.05. Steps are currently being taken to bring the

	asset to market in Q4 via auction.
	"

67	30309198	LO	MO	06/07/24	98

"10/7/2024 -10.01.2024: Loan is secured by the fee-simple interest in a 69-key limited-service hotel branded as La Quinta located in Blue Springs, MO. Loan transferred to Special Servicing on 6/10/2024 due to payment default and other litigation issues. Property financial statements show positive cash flow; however, Borrower was 60 days delinquent as of the June 2024 determination date; a payment was made just prior to transfer to the SS, and the next due date is 5/6/2024. Within public record, the Missouri State Department of Revenue has filed litigation against the Borrower and Guarantors due to non-payment of retail sales taxes. The retail sales license for the state was also reported to be revoked in April of 2023 due to the non-payment issues. Counsel has issued an EoD notice as of 6/17/2024; Borrower has not yet executed a PNA. Notice of Acceleration and Demand for Payment issued to the Borrower on 8/2/2024. Receivership filing occurred late August

	2024, and the court entered the order in September 2024. Receiver is working with the Borrower on the transition of the asset and management."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30309202	18,000,000.00	4.45000%	18,000,000.00 4.45000%		8	07/03/20	05/06/20	07/06/20
46	30309158	0.00	4.20000%	0.00	4.20000%	8	11/16/20	12/23/20	07/30/21
64	30309178	3,801,186.72	4.75000%	3,801,186.72 4.75000%		8	06/15/20	06/05/20	06/22/20
67	30309198	3,407,288.58	5.16100%	3,407,288.58 5.16100%		8	12/15/20	12/15/20	02/07/21
Totals		25,208,475.30		25,208,475.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	30309166	05/10/24	17,445,406.64	8,500,000.00	11,300,000.00	12,598,843.13	11,127,625.00	(1,471,218.13)	18,916,624.77	0.00	0.00	18,916,624.77	90.07%
20	30309170	09/12/23	17,328,776.88	16,000,000.00	14,543,104.72	4,862,397.43	14,543,104.72	9,680,707.29	7,648,069.59	(16,317.50)	915,056.25	6,733,013.34	33.33%
49	30309199	03/12/20	7,000,000.00	9,600,000.00	177,822.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30294760	09/12/22	4,489,232.18	3,400,000.00	3,175,866.20	1,563,554.89	3,120,622.62	1,557,067.73	2,932,164.45	0.00	185,603.15	2,746,561.30	45.77%
75	30295208	10/13/21	2,987,247.88	5,810,000.00	3,558,732.93	569,326.84	3,556,574.72	2,987,247.88	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			49,250,663.58	43,310,000.00	32,755,526.17	19,594,122.29	32,347,927.06	12,753,804.77	29,496,858.81	(16,317.50)	1,100,659.40	28,396,199.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	30309166	05/10/24	0.00	0.00	18,916,624.77	0.00	0.00	17,445,406.64	0.00	(5,519,527.35)	11,925,879.29
20	30309170	10/11/24	0.00	0.00	6,733,013.34	0.00	0.00	16,317.50	0.00	0.00	6,733,013.34
		02/12/24	0.00	0.00	6,716,695.84	0.00	0.00	(931,373.75)	0.00	0.00
		09/12/23	0.00	0.00	7,648,069.59	0.00	0.00	7,648,069.59	0.00	0.00
49	30309199	03/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30294760	04/12/23	0.00	0.00	2,746,561.30	0.00	0.00	1,154.73	0.00	0.00	2,746,177.15
		03/10/23	0.00	0.00	2,745,406.57	0.00	0.00	(30,708.94)	0.00	0.00
		01/12/23	0.00	0.00	2,775,731.36	0.00	0.00	(156,433.09)	0.00	0.00
		09/12/22	0.00	0.00	2,932,164.45	0.00	0.00	2,932,164.45	0.00	0.00
75	30295208	10/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	16,317.50	0.00	0.00	16,317.50
Cumulative Totals			0.00	0.00	28,396,199.41	0.00	0.00	26,924,597.13	0.00	(5,519,527.35)	21,405,069.78

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	1,897.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,498.36	0.00	0.00	14,300.93	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	671.70	0.00	0.00	0.00	0.00	0.00	1.55	0.00	0.00	0.00
43	0.00	0.00	1,440.66	0.00	0.00	8,513.11	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	404.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	1,315.25	0.00	0.00	0.00	0.00	25,778.97	0.00	0.00	0.00	0.00
67	0.00	0.00	633.18	0.00	0.00	3,264.66	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.20	0.00	0.00	0.00
78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(9.23)	0.00	0.00	0.00
Total	0.00	0.00	7,559.15	0.00	2,301.51	26,078.70	0.00	25,778.97	(6.48)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		61,711.85

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30